Note 3 - Inventories - Schedule of Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Components, spare parts	€ 4,824	€ 3,909
Work-in-progress		729
Finished goods – own manufactured products	1,629	1,167
Finished goods – distribution products	1,477	1,656
Total gross inventories	7,930	7,461
Less: allowance for slow-moving inventory and net realizable value	(856)	(722)
Total	€ 7,074	€ 6,739